ACQUISITIONS - Additional Information (Details) € in Thousands, $ in Thousands				1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Apr. 30, 2024 EUR (€)	Jul. 07, 2023 EUR (€)	Jan. 01, 2022 USD ($) shares	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 EUR (€) shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Unregistered ordinary shares issued (in shares) | shares						1,005,929		720,558	1,005,929		720,558			1,005,929
Unwinding of deferred consideration								$ 160			$ 160
Payment of deferred consideration									$ 0		23,409
Other liability						$ 282			282			$ 226
Payment of contingent consideration, investing									5,557		0
Payment of contingent consideration, operating									4,621		0
Fair value movement on contingent consideration						6,087	€ 5,609	$ 2,849	6,939	€ 6,413	$ 2,849
Roto Sports, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash paid			$ 14,700
Business combination, consideration transferred			13,500
Business combination, acquisition related costs			$ 1,200
Unregistered ordinary shares issued (in shares) | shares			451,264
Purchase consideration due on first anniversary			$ 2,500												$ 2,500
Purchase consideration due on second anniversary			$ 5,300
Percentage of deferred payments			50.00%
Acquisition-related costs													$ 531
Goodwill recognized			$ 10,776
Unwinding of deferred consideration						55			109
Deferred consideration						5,188			5,188
Payment of deferred consideration									2,500
Gross contractual amounts receivable for acquired receivables			1,066
Amounts expected to be uncollectible at date of acquisition			$ 306
NDC Media
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																100.00%	100.00%
Cash paid																$ 11,168	€ 10,000
Unregistered ordinary shares issued (in shares) | shares																269,294	269,294
Purchase consideration due on first anniversary																$ 21,850	€ 19,000
Purchase consideration due on second anniversary																$ 32,800	€ 28,500
Percentage of deferred payments																50.00%	50.00%
Goodwill recognized																$ 0
Deferred consideration						18,192			18,192					€ 16,773
Gross contractual amounts receivable for acquired receivables																1,610
Amounts expected to be uncollectible at date of acquisition																326
Cash payable																$ 4,279	€ 3,832
Adjustments for working capital												4,116
Other liability						$ 282			$ 282
Business combination, net of cash												$ 10,710
Consideration obligation paid in cash					$ 10,178
Actuarial assumption of volatility rates									49.60%	49.60%		36.50%
Outstanding consideration obligation					$ 20,090									€ 18,000
Contingent consideration paid in equity, as a percent					0.50
NDC Media | Consideration Payment
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		€ 5,000		$ 5,000
NDC Media | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received) | €	€ 13,000
Contingent consideration paid in equity, as a percent	0.50
NDC Media | Minimum
Disclosure of detailed information about business combination [line items]
Actuarial assumption of financial conditions rates									98.00%	98.00%		64.00%
Discount rates									7.59%	7.59%		7.44%
Inflation rates									2.13%	2.13%		2.16%
NDC Media | Maximum
Disclosure of detailed information about business combination [line items]
Actuarial assumption of financial conditions rates									100.00%	100.00%		100.00%
Discount rates									7.67%	7.67%		7.45%
Inflation rates												2.23%